Note 10 - Noncontrolling Interest - Clyra Medical - Common Shares Outstanding (Details) - Clyra Medical [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Options outstanding, balance (in shares)	1,976,863	1,478,921
Weighted average exercise price, balance (in dollars per share)	$ 1.12	$ 0.31
Options outstanding, Granted (in shares)	1,036,829	497,942
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 4.41	$ 0.85
Options outstanding, balance (in shares)	3,013,692	1,976,863
Weighted average exercise price, balance (in dollars per share)	$ 2.17	$ 1.12
Weighted average remaining term, Balance (Year)	7 years 3 months 18 days
Options outstanding, Non-vested (in shares)	(854,685)
Weighted average price, Non-vested (in dollars per share)	$ 3.97
Options outstanding, Vested (in shares)	2,159,007
Weighted average exercise price, Vested (in dollars per share)	$ 1.46
Weighted average remaining term, Vested Balance (Year)	8 years 7 months 6 days